SUPPLEMENT TO THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION OF

WELLS FARGO INTERNATIONAL EQUITY FUNDS

forthe Wells Fargo Diversified International Fund

Wells Fargo International Equity Fund
(each, a "Fund" and together, the "Funds")

Effective immediately Venkateshwar (Venk) Lal is added as a portfolio manager to the Funds.

I.Prospectus
In the section entitled "Fund Summary – Fund Management" for each Fund, the information regarding Wells Capital Management Incorporated in the Fund Management table is amended as follows:

Manager	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Venkateshwar(Venk) Lal, Portfolio Manager / 2017 Dale A. Winner, CFA, Portfolio Manager / 2012

In addition, the section entitled "The Sub-Advisers and Portfolio Managers" is supplemented with the following:

Venkateshwar(Venk) Lal Mr. Lal joined Wells Capital Management in 2012, where he currently serves as a Portfolio Manager. Prior to joining Wells Capital Management, Mr. Lal was a Partner and head of risk and trading at EverKey Global Partners, an investment firm he co-founded in 2007.

II. Statement of Additional Information
In the Statement of Additional Information, in the section entitled "Portfolio Managers - Management of Other Accounts and Beneficial Ownership”, the Management of Other Accounts and Beneficial Ownership tables are amended to add the following information:

Venkateshwar (Venk) Lal [1]	Registered Investment Companies
	Number of Accounts	4
	Total Assets Managed	$350.19M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	2
	Total Assets Managed	$30.85M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	1
	Total Assets Managed	$83.95M
	Number of Accounts Subject to Performance Fee	1
	Assets of Accounts Subject to Performance Fee	$83.95M

Portfolio Manager	Fund	Beneficial Ownership
Venkateshwar (Venk) Lal [1]	Diversified International Fund	$0
	International Equity Fund	$0

1 Mr. Lal became a portfolio manager of the Fund on June 30, 2017. The information presented in this table is as of May 31, 2017, at which time Mr. Lal was not a portfolio manager of the Fund.

June 30, 2017                                                                                                                  IENR067/P307SP